Financial instruments and financial risk management - Fair value transfers (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial instruments
Transfer from level 1 to level 2 (assets)	€ 0	€ 0	€ 0
Transfer from level 2 to level 1 (assets)	0	0	0
Transfer from level 1 to level 2 (liabilities)	0	0	0
Transfer from level 2 to level 1 (liabilities)	0	0	0
Transfer into Level 3 (assets)	0	0	0
Transfer out of Level3 (assets)	0	0	0
Transfer into Level 3 (liabilities)	0	0	0
Transfer out of Level3 (liabilities)	€ 0	€ 0	€ 0